Income taxes - Schedule of aggregate amount and per share effect of the tax holiday (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
The aggregate dollar effect	¥ 145,777,478	¥ 0	¥ 2,346,487
Per share effect—basic and diluted	¥ 4.56	¥ 0	¥ 0.29